CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 159,981	$ 1,711,107	$ (2,511,947)	$ (11,963,372)
Impairment of assets			0	132,000
Amortization of intangible assets	26,351	0	3,229	0
Penalties on notes payable			0	1,027,778
Original issue discount charged to interest expense	10,000	0
Conversion fees on notes payable			0	75,000
Stock-based compensation	824,649	388,250	702,016	904,540
Equity investment incentives			0	7,644,077
Accretion of Series A preferred recorded as interest expense	907,007	0
Gain on settlement of operating leases			(869,690)	0
Loss on revaluation of Series A preferred	646,653	0	0	25,000
Loss on commitment shares			0	119,370
Gain on lease terminations	0	(869,690)
Loss on conversion of accrued salary			0	25,000
(Gain) loss on revaluation of derivative liabilities	(3,513,655)	(693,768)	4,585,124	85,773
Loss on legal settlement	500,000		0	18,759
Gain on settlement of note payable	0	(1,024,583)	(515,964)	(164,837)
(Gain) loss on settlement of accounts payable	(562,793)	0	(2,289,283)	24,895
Other income			0	(40,622)
Adjustments to reconcile net income to net cash used in operating activities:
Impairment of assets			0	132,000
Amortization of intangible assets	26,351	0	3,229	0
Penalties on notes payable			0	1,027,778
Original issue discount charged to interest expense	10,000	0
Conversion fees on notes payable			0	75,000
Stock-based compensation	824,649	388,250	702,016	904,540
Equity investment incentives			0	7,644,077
Accretion of Series A preferred recorded as interest expense	907,007	0
Gain on settlement of operating leases			(869,690)	0
Loss on revaluation of Series A preferred	646,653	0	0	25,000
Loss on commitment shares			0	119,370
Gain on lease terminations	0	(869,690)
Loss on conversion of accrued salary			0	25,000
(Gain) loss on revaluation of derivative liabilities	(3,513,655)	(693,768)	4,585,124	85,773
Loss on legal settlement	500,000		0	18,759
Gain on settlement of note payable	0	(1,024,583)	(515,964)	(164,837)
(Gain) loss on settlement of accounts payable	(562,793)	0	(2,289,283)	24,895
Other income			0	(40,622)
Changes in operating assets and liabilities:
Accounts receivable	(6,600)	(29,500)	(29,700)	0
Prepaid expenses and other current assets	1,317	0	(4,968)	51,632
Accounts payable and accrued liabilities	1,200,445	(304,504)	195,578	1,491,390
Operating lease liability, net			0	(38,948)
Other current liabilities			0	25,000
Deferred revenue	10,000	0
Net cash provided by operating activities – continuing operations			(514,409)	(61,119)
Net cash used in operating activities – discontinued operations			0	(698,611)
Net cash used in operating activities	(308,963)	(399,775)	(514,409)	(759,730)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for acquisition of business			(5,000)	0
Net cash used in investing activities			(5,000)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Principal payments on SBA loan	(19,118)	(20,241)	(28,027)	(11,555)
Proceeds from sales of Series F Preferred Stock, net of fees	125,000	0	0	738,500
Proceeds from notes payable, net of discounts	200,000	449,000	548,000	0
Net cash provided by financing activities	305,882	428,759	519,973	726,945
Net change in cash	(3,081)	28,984	564	(32,785)
Cash at beginning of period	3,402	2,838	2,838	35,623
Cash at end of period	321	31,822	3,402	2,838
Supplemental disclosure of cash flow information:
Cash paid for interest	2,901	0	4,128	0
Cash paid for taxes		0	0	0
Preferred stock dividends	42,997	1,018,980	1,033,729	1,719,781
Shares issued for Series X dividends	42,609	92,140
Shares issued for redemption of Series A shares	1,604,399	0
Shares issued for settlement of Series D, notes payable, and accrued liabilities	42,535	0
Establishment of derivative liability of conversion feature upon default			(100,551)
Supplemental disclosure of financing cash flow information:
Preferred stock dividends	42,997	1,018,980	1,033,729	1,719,781
Shares issued for Series X dividends	42,609	92,140
Shares issued for redemption of Series A shares	1,604,399	0
Shares issued for settlement of Series D, notes payable, and accrued liabilities	42,535	0
Establishment of derivative liability of conversion feature upon default			(100,551)
Accounts Payable
Supplemental disclosure of cash flow information:
Conversion of stock	0	45,000
Supplemental disclosure of financing cash flow information:
Conversion of stock	0	45,000
Convertible Notes Payable
Supplemental disclosure of cash flow information:
Conversion of stock			62,328	79,503
Supplemental disclosure of financing cash flow information:
Conversion of stock			62,328	79,503
Stock Subscribed
Supplemental disclosure of cash flow information:
Stock issued for common stock subscribed			0	36,575
Supplemental disclosure of financing cash flow information:
Stock issued for common stock subscribed			0	36,575
Non Related Party
CASH FLOWS FROM OPERATING ACTIVITIES:
Gain on settlement of note payable			(485,212)
Amortization of discount on notes payable			0	32,011
Adjustments to reconcile net income to net cash used in operating activities:
Gain on settlement of note payable			(485,212)
Amortization of discount on notes payable			0	32,011
Changes in operating assets and liabilities:
Accrued interest	10,229	391,273	187,215	471,564
Supplemental disclosure of cash flow information:
Preferred stock dividends	42,609	878,092	893,828	1,600,241
Supplemental disclosure of financing cash flow information:
Preferred stock dividends	42,609	878,092	893,828	1,600,241
Non Related Party | Convertible Notes Payable
Supplemental disclosure of cash flow information:
Conversion of stock	0	177,056
Supplemental disclosure of financing cash flow information:
Conversion of stock	0	177,056
Related Party
CASH FLOWS FROM OPERATING ACTIVITIES:
Amortization of discount on notes payable			0	19,587
Adjustments to reconcile net income to net cash used in operating activities:
Amortization of discount on notes payable			0	19,587
Changes in operating assets and liabilities:
Accrued interest	(22,547)	31,640	33,981	(1,716)
Supplemental disclosure of cash flow information:
Preferred stock dividends	388	140,888	139,901	119,540
Supplemental disclosure of financing cash flow information:
Preferred stock dividends	388	140,888	139,901	119,540
Related Party | Convertible Notes Payable
Supplemental disclosure of cash flow information:
Conversion of stock	0	650,940
Supplemental disclosure of financing cash flow information:
Conversion of stock	0	650,940
Series F Preferred Stock
Supplemental disclosure of cash flow information:
Conversion of stock	0	665,640
Supplemental disclosure of financing cash flow information:
Conversion of stock	0	665,640
Series D Preferred Stock
Supplemental disclosure of cash flow information:
Preferred stock dividends	388		14,172	85,541
Shares issued for Series X dividends			18,175
Conversion of stock	0	19,175
Supplemental disclosure of financing cash flow information:
Preferred stock dividends	388		14,172	85,541
Shares issued for Series X dividends			18,175
Conversion of stock	0	19,175
Series X Preferred Stock
Supplemental disclosure of cash flow information:
Preferred stock dividends	42,609			60,564
Conversion of stock	0	193
Supplemental disclosure of financing cash flow information:
Preferred stock dividends	42,609			60,564
Conversion of stock	$ 0	$ 193
Series X Preferred Stock | Series D Preferred Stock
Supplemental disclosure of cash flow information:
Conversion of Series			117	0
Shares issued for Series X dividends			104,454	60,564
Supplemental disclosure of financing cash flow information:
Conversion of Series			117	0
Shares issued for Series X dividends			104,454	60,564
Series F Preferred Stock
Supplemental disclosure of cash flow information:
Preferred stock dividends			941,713
Shares issued for Series X dividends			899,607
Supplemental disclosure of financing cash flow information:
Preferred stock dividends			941,713
Shares issued for Series X dividends			899,607
Series F Preferred Stock | Accounts Payable
Supplemental disclosure of cash flow information:
Conversion of stock			0	146,214
Supplemental disclosure of financing cash flow information:
Conversion of stock			0	146,214
Series F Preferred Stock | Series C Preferred Stock
Supplemental disclosure of cash flow information:
Conversion of Series			0	1,198,472
Supplemental disclosure of financing cash flow information:
Conversion of Series			0	1,198,472
Series F Preferred Stock | Series D Preferred Stock
Supplemental disclosure of cash flow information:
Conversion of Series			0	1,611,006
Conversion of stock			0	159,906
Forgiveness of notes for purchase of subsidiary assets			0	2,454,774
(Decrease) Increase in capital expenditures included in accounts payable			987,575	0
Royalty payable issued for purchase of business			150,000	0
Release of true-up obligation on commitment shares			152,945	0
Establishment of derivative liability of conversion feature upon default			100,551	0
Supplemental disclosure of financing cash flow information:
Conversion of Series			0	1,611,006
Conversion of stock			0	159,906
Forgiveness of notes for purchase of subsidiary assets			0	2,454,774
(Decrease) Increase in capital expenditures included in accounts payable			987,575	0
Royalty payable issued for purchase of business			150,000	0
Release of true-up obligation on commitment shares			152,945	0
Establishment of derivative liability of conversion feature upon default			100,551	0
Series F Preferred Stock | Series D Preferred Stock | Accounts Payable
Supplemental disclosure of cash flow information:
Conversion of stock			363,608	83,456
Supplemental disclosure of financing cash flow information:
Conversion of stock			363,608	83,456
Series F Preferred Stock | Series D Preferred Stock | Convertible Notes Payable
Supplemental disclosure of cash flow information:
Conversion of stock			0	9,523,178
Supplemental disclosure of financing cash flow information:
Conversion of stock			0	9,523,178
Series F Preferred Stock | Series D Preferred Stock | Stock Issued For Dividends Payable
Supplemental disclosure of cash flow information:
Conversion of Series			101,165	0
Supplemental disclosure of financing cash flow information:
Conversion of Series			101,165	0
Series F Preferred Stock | Common Stock | Series D Preferred Stock
Supplemental disclosure of cash flow information:
Conversion of stock			0	5,448
Supplemental disclosure of financing cash flow information:
Conversion of stock			0	5,448
Series F Preferred Stock | Related Party | Series D Preferred Stock
Supplemental disclosure of cash flow information:
Conversion of stock			0	2,137,055
Supplemental disclosure of financing cash flow information:
Conversion of stock			0	2,137,055
Series F Preferred Stock | Related Party | Series D Preferred Stock | Accounts Payable
Supplemental disclosure of cash flow information:
Conversion of stock			969,469	0
Supplemental disclosure of financing cash flow information:
Conversion of stock			969,469	0
Series A Preferred Stock | Series D Preferred Stock
Supplemental disclosure of cash flow information:
Conversion of Series			12,774,079	0
Series A accrued dividends reclassified to APIC from prior transactions			0	10,967
Supplemental disclosure of financing cash flow information:
Conversion of Series			12,774,079	0
Series A accrued dividends reclassified to APIC from prior transactions			0	10,967
Series A Preferred Stock | Series D Preferred Stock | Convertible Notes Payable
Supplemental disclosure of cash flow information:
Conversion of stock			580,132	0
Supplemental disclosure of financing cash flow information:
Conversion of stock			$ 580,132	$ 0